SUBSEQUENT EVENTS - Repurchase Facilities (Details) $ in Millions	2 Months Ended
Aug. 16, 2021 USD ($)
Subsequent event | Credit facilities | Amended Citi Repurchase Agreement
Subsequent Event [Line Items]
Repayments of debt	$ 66.4